Ordinary Share (Details) - USD ($)			6 Months Ended
	Feb. 08, 2023	Feb. 06, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021
Ordinary Share (Details) [Line Items]
Authorized capital (in Dollars)			$ 50,000,000
Initial public offering		4,000,000
Gross proceeds (in Dollars)		$ 16,000,000
Total net proceeds (in Dollars)		$ 14,098,140
Class A Ordinary Share [Member]
Ordinary Share (Details) [Line Items]
Ordinary shares authorized			1,000,000,000
Ordinary shares par value (in Dollars per share)	$ 0.00004		$ 0.00004
Ordinary shares issued				13,500,000	13,500,000
Ordinary shares outstanding				13,500,000	13,500,000
Voting rights description			Each Class A Ordinary Share has one (1) vote
Initial public offering	4,000,000
Public offering price (in Dollars per share)	$ 0.00004	$ 4
Class A Ordinary Share [Member] | Public Offering Price [Member]
Ordinary Share (Details) [Line Items]
Initial public offering		600,000
Class B Ordinary Shares [Member]
Ordinary Share (Details) [Line Items]
Ordinary shares authorized			250,000,000
Ordinary shares par value (in Dollars per share)			$ 0.00004
Ordinary shares issued				9,000,000	9,000,000
Ordinary shares outstanding				9,000,000	9,000,000
Voting rights description			each Class B Ordinary Share has ten (10) votes